LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease cost:
Operating fixed lease cost	¥ 1,957	¥ 1,990
- Amortization of ROU assets	57	48
- Interest on lease liabilities	66	65
Variable lease cost	134	114
Total lease cost	¥ 2,214	¥ 2,217
Other information:
Weighted average remaining lease term, Operating leases (in years)	13 years	14 years
Weighted average remaining lease term, Finance leases (in years)	25 years	26 years
Weighted average discount rate, Operating leases (as a percent)	5.42%	5.68%
Weighted average discount rate, Finance leases (as a percent)	4.31%	4.30%